1933 Act Registration No. 811-08617
                       1940 Act Registration No. 333-47541
        ----------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20546

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
Pre-Effective Amendment No.                                           [ ]
Post-Effective Amendment No.                                          [5]
                  and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                    [X]
Amendment No.                                                         [11]

                                 ATC FUNDS, INC.
                                 ---------------
                          (Formerly Avalon Funds, Inc.)
               (Exact name of registrant as specified in Charter)

                               125 Lincoln Avenue
                         Santa Fe, New Mexico 87501-2052
                         -------------------------------
              (Address of Principle Executive Offices and Zip Code)

                                 (505) 983-1111
                                 --------------
               (Registrant's Telephone Number including Area Code)

                                  Stacey Stone
                           Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204
                           ---------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                      C/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 87
                             Valley Forge, PA 19482
                                  610-935-4511

Approximate Date of Proposed Public Offering:
---------------------------------------------
As soon as practicable  following effective date.

It is proposed that this filing will become effective (check appropriate box):
------------------------------------------------------------------------------
/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(3)
/X/  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

                                   PROSPECTUS
                                November 1, 2001


                                 THE WATER FUND
                                  (the "Fund")


                           A SERIES OF ATC FUNDS, INC.
                                 (the "Company")
                          125 Lincoln Avenue, Suite 100
                         Santa Fe, New Mexico 87501-2052
                                 1-866-375-7008


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

THE FUND

      What is the Fund's Investment Objective?........................
      What are the Fund's Primary Investment Strategies?..............
      What are the Principal Risks of Investing in the Fund?..........
      How Has the Fund Performed in the Past?.........................
      What are the Fund's Fees And Expenses?..........................
      An Example of Fund Expenses Over Time...........................

THE FUND'S INVESTMENT ADVISER

      The Adviser.....................................................
      The Portfolio Managers..........................................

HOW TO BUY AND SELL SHARES

DIVIDENDS AND DISTRIBUTIONS...........................................

TAX CONSIDERATIONS....................................................

GENERAL INFORMATION...................................................

FOR MORE INFORMATION..................................................

                                    THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is long-term growth of capital.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Adviser attempts to achieve the Fund's investment goals by:

     o investing in common stocks without restrictions regarding market capitalization;
     o normally investing at least 85% of the Fund's total assets in US and foreign common stocks; and
     o normally investing at least 85% of the Fund's total assets in the securities of "Water Companies".

     The Fund's Adviser defines "Water Companies" to be:

     o    publicly traded water utility and/or utility management companies;
     o companies that derive a significant portion of their annual revenues (at least 51%) from the production of equipment and supplies used for water transport, cleansing, recycling, treatment and supply (such as filter producers, specialized trucking firms, recycling plant and equipment producers, etc.);
     o    companies that produce and/or supply bottled drinking water; and
     o companies that derive a significant portion of their annual revenues (at least 51%) from oceanic and other marine activities whose principal purpose is the preservation and enhancement of ocean quality and purity.

     As everyone knows, fresh, clean water is essential to all life on this planet. The Fund's Adviser believes that the continued availability of water and recurring problems with its potability will become highly focused issues in the 21st century. As water availability problems increase in priority, companies whose business focus revolves around water may experience dramatically increased growth and visibility among investors. The Adviser believes that the Fund is the first US mutual fund to recognize water as a principal investment opportunity.

     The Fund's Adviser believes that the Fund's investment objective is best achieved by investing in "Water Companies" that exhibit the potential for significant growth over the long term. The Adviser defines long-term as a time horizon of at least three years. To choose the securities in which the Fund will invest, the Adviser seeks to identify companies which exhibit some or all of the following criteria:

     o    excellent prospects for growth;
     o    strong franchise;
     o    low price-to-earnings ratio ("P/E");
     o    low price-to-book value or tangible asset value;
     o    highly qualified management;
     o    consistent free cash flow; and
     o    high returns on invested capital.

     The Fund may invest up to 40% of its total assets in foreign "Water Company" securities, either directly or in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Where profitable utility situations or technological developments occur in countries without US listings or ADR opportunities, the

Fund may directly invest in such securities on foreign exchanges. The Fund will not invest more than 25% of its total assets in foreign securities on foreign exchanges.

     The Fund will normally invest its remaining assets, if any, in cash equivalents, such as U.S. government debt instruments, money market mutual funds, and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

GENERAL RISKS- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

STOCK MARKET RISK- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

SMALL TO MEDIUM-CAP STOCK RISKS- The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

FOREIGN SECURITIES RISK- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

FOCUSED PORTFOLIO RISK- The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

STYLE RISK- The Fund is considered to be a sector fund, which means that it will invest the majority of its investments in a single industry; in this case, "Water Companies". Investing in a single industry makes the Fund more susceptible to negative impacts on that industry than a more diversified fund might be. Also, a change in the value of a single company within that industry might have a pronounced effect on the other companies in that industry, with the result that there would be a more pronounced negative effect on the Fund than such a change would have on a more diversified fund.

TEMPORARY DEFENSIVE POSITIONS- Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains certain cash reserves. Under certain extraordinary market conditions, cash reserves may be a significant percentage of the Fund's total net assets. In the event such conditions occur, the Fund will invest its cash reserves in U.S. Government debt instruments, money market funds and repurchase agreements. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR CHART                   PERFORMANCE TABLE
                               -------------------------------------------------
35%                            Average Annual Total Returns
30%                            ----------------------------
25%                            (For Periods ending on December 31, 2000)
20%
15%                                              The Fund      S&P 500 Index**
10%            6.59%                             --------      ---------------
05%                            One Year            6.59%            -9.10%
                               Inception           4.70%             3.75%
                               (10/26/99)
--------------------------------------------------------------------------------
             YEAR ENDED
             12/31/00

Best Quarter:     4th Qtr  2000       3.55%
Worst Quarter:    1st Qtr  2000      -1.31%

WHAT ARE THE FUND'S FEES AND EXPENSES?

THESE TABLES DESCRIBE THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                    SHAREHOLDER FEES
       (Fees Paid Directly From Your Investment)           CLASS A      CLASS C       INSTITUTIONAL
---------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (as
a percentage of offering price)                            5.00%         None             None
---------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (as a percentage
of redemption proceeds)                                    None          1.00%            None
---------------------------------------------------------------------------------------------------

            ANNUAL FUND OPERATING EXPENSES
    (Expenses That Are Deducted From Fund Assets)         CLASS A       CLASS C       INSTITUTIONAL
---------------------------------------------------------------------------------------------------

MANAGEMENT FEES (1)                                        1.00%         1.00%            1.00%
---------------------------------------------------------------------------------------------------
DISTRIBUTION & SERVICING (12B-1) FEES(2)                   0.25%         1.00%            0.00%
---------------------------------------------------------------------------------------------------
OTHER EXPENSES(3)                                          0.50%         0.50%            0.50%
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       1.75%         2.50%            1.50%
---------------------------------------------------------------------------------------------------

1.   Management fees include a fee of 1.00% for investment advisory services.
2. Because payments under the 12b-1Plan are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. The Adviser receives an annual fee of 0.50% for the provision of these services..

AN EXAMPLE OF EXPENSES OVER TIME

This example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods (because the Fund does not charge redemption fees, your costs would be the same even if you did not redeem your shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
SHARE CLASS                1 YEAR       3 YEARS       FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
CLASS A                     $669        $1,025          $1,405          $2,469
--------------------------------------------------------------------------------
CLASS C                     $354         $781           $1,335          $2,847
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS         $153         $476            $822           $1,800
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT ADVISER

The Adviser
-----------
Avalon Trust Company (the "Adviser"), 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico 87501, serves as investment adviser to the Fund. The Adviser is a state-regulated independent trust company incorporated and operating under the laws of the State of New Mexico.

The Adviser's principal business and occupation is to provide fiduciary trust services, financial management services and investment advisory services to individuals, foundations, and other institutions throughout the United States. The Adviser has been investment adviser to the Fund since its inception. The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operating Services Agreement.

For its investment advisory services to the Fund, the Fund pays to the Adviser, on the last day of each month, an annualized fee equal to 1.00% of the average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the Fund's fiscal years ending December 31, 1999 and December 31, 2000, the Fund paid advisory fees of $4,977 and $46,140, respectively, to the Adviser.

The Portfolio Managers
----------------------
Mr. Roger Decort and Mr. Owen Quattlebaum are responsible for choosing the securities in which the Fund will invest and for providing the day-to-day investment management services for the Fund. Mr. Decort is President and Chief Executive Officer of the Adviser. Mr. Quattlebaum is Senior Vice President and Chief Investment Officer of the Adviser. Mr. Quattlebaum and Mr. Decort have been executive officers of the Adviser since the firm's commenced investment operations in October 26, 1999. Mr. Decort, in addition to serving has been the Managing Director and sole shareholder of Decorte & Company, Inc., a financial servicing firm offering investment management services to high wealth individuals, since 1990. Prior to joining the Adviser in 1998, Mr. Quattlebaum served as a manager and member of the Investment Committee of Brown Brothers, Harriman, from 1986 to 1998. Messrs.
Decort and Quattlebaum each has over thirty years experience in the financial management field.

                     HOW TO BUY AND SELL SHARES OF THE FUND

INVESTING IN THE FUND

Variable Pricing System
-----------------------
The Fund offers three classes of shares by this prospectus. The main differences between each class are sales charges, ongoing fees and investment minimums. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold your shares. Each share class in the Fund represents interests in the same portfolio of investments in the Fund.

CLASS A SHARES.
---------------
Class A shares are offered at their public offering price ("POP"), which is net asset value ("NAV") per share plus the applicable sales charge. The sales charge varies depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares:

                          Sales Charge     Sales Charge
                          As a % of        As a % of Net      Dealer
Amount Invested           offering price   Amount Invested    Reallowance
---------------           --------------   ---------------    -----------
Less than   $ 49,999      5.00%            5.26%              4.50%
$50,000 to  $ 99,999      4.50%            4.71%              4.00%
$100,000 to $249,999      3.50%            3.63%              2.75%
$250,000 to $499,999      2.25%            2.30%              1.75%
$500,000 to $999,999      2.00%            2.04%              1.50%
$1,000,000 or more        1.00%            1.01%              0.50%

Unified Financial Securities, Inc., ("UFSI") the Fund's principal underwriter, will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with UFSI to sell shares of the Fund. The dealer's concession may be changed from time to time. UFSI may from time to time offer incentive compensation to dealers who sell shares of the Fund subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

Exemptions From Sales Charges
-----------------------------
The Fund will waive sales charges for purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, registered investment advisers or brokers for their own accounts, employees and employee related accounts of the Adviser and for an organization's qualified retirement plan that places either (i) 100 or more participants or (ii) $300,000 or more of combined participant initial assets into the Fund, in the aggregate. For purchasers that qualify for fee waiver, shares will be purchased at NAV. The Fund also reserves the right to waive sales charges and fees, at its sole discretion, on a case by case basis.

Reduced Sales Charges
---------------------
You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in the Fund with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in the Fund with a combined aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of the Fund, there would be a sales charge of

2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Fund.

Letter of Intent
----------------
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS C SHARES
--------------
Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. However, Class C shares pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets.

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption and increases in the value of your shares.

INSTITUTIONAL CLASS SHARES
--------------------------
The Fund also offers Institutional Class Shares of the Fund. This share class is sold without any sales loads or CDSCs. However, the minimum initial and subsequent investment in institutional shares is $500 thousand. This share class is designed for large institutions.

Factors to Consider When Choosing a Share Class
-----------------------------------------------
When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class Class C shares will be greater than the front-end sales charge of Class A shares and to what extent such differences may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the "FEES AND EXPENSES" Section of this Prospectus.

Minimum Investment Amounts
--------------------------
Payments for Fund shares must be in U.S. dollars and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Class A or Class C Fund shares is subject to the following minimum investment amounts:

                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $   500                   $  100
IRAs              $ 1,000                   $  100
--------------------------------------------------------------------------------

                        AUTOMATIC INVESTMENT PLAN MEMBERS

                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $   500                   $100 per month minimum
IRAs              $ 1,000                   $100 per month minimum
--------------------------------------------------------------------------------

THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IN INSTITUTIONAL CLASS SHARES OF THE FUND IS $500 THOUSAND.

Opening and Adding To Your Account
----------------------------------
You can invest in the Fund by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may make additional purchases by telephone. You may also invest in the Fund through an automatic investment plan. Any questions you may have can be answered by calling the Fund, toll-free, at 1-866-375-7008.

Purchasing Shares By Mail
-------------------------
To make your initial investment in the Fund, simply complete the Application Form included with this Prospectus, make a check payable to The Water Fund, and mail the Form and check to:

                               Avalon Funds, Inc.
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

To make subsequent purchases, simply make a check payable to The Water Fund and mail the check to the above-mentioned address. Be sure to note your Fund account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Unified Fund Services, Inc., the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.   Call 1-866-375-7008 to inform us that a wire is being sent.
2.   Fill out and mail or fax an Account Application to the Transfer Agent
3.   Obtain an account number from the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                        UMB Bank, N.A., ABA #: 101000695
             Credit: The Water Fund, Acct. # ----------------------
                Further credit: [Your Name, Your Account number]

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account, and should also state which share class you wish to purchase. If you fail to indicate your share class preference, Class A shares will be purchased for you.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the transfer agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Purchases through Financial Service Organizations
-------------------------------------------------
You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares by Automatic Investment Plan
----------------------------------------------
You may purchase shares of the Fund through an Automatic Investment Plan ("Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus. You may only select this  option  if  you  have  an  account  maintained  at  a  domestic  financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-866-375-7008.

Purchasing Shares by Telephone
------------------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV next determined after the Transfer Agent receives your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

The Fund's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Determining Share Prices
------------------------
Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange ("NYSE") is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

Distribution Fees
-----------------
The Fund has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), by class of shares, for the Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Fund in order to compensate the Adviser, principal underwriter or others for expenses relating to the promotion and sale of shares of the Fund.

Under the Class A Plan, the Class A shares of the Fund compensate the Adviser, principal underwriter and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Fund's average daily net assets attributable to Class A shares.

Under the Class C Plan, Class C shares of the Fund compensate the Adviser, principal underwriter and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of the Fund's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Adviser, principal underwriter and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. 12b-1 fees payable on Class C shares will be paid to the Adviser for the first thirteen months after the shares are purchased.

The Distribution Plans provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Fund's Board of Directors and may be renewed only by majority vote of the shareholders of the Fund's Classes or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Directors of the Fund, as that term is defined in the 1940 Act.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:

                               The Water Fund, c/o
                           Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

The selling price of the shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in Good
Order, less any applicable CDSC (Class C shares only). Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

1.   if you change the ownership on your account;
2. when you want the redemption proceeds sent to a different address than is registered on the account;
3. if the proceeds are to be made payable to someone other than the account's owner(s);
4.   any redemption transmitted by federal wire transfer to your bank; and
5. if a change of address request has been received by the Company or Unified Fund Services, Inc. within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $10,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Fund by calling the Transfer Agent at 1-866-375-7008 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared, a period that may last up to 15 days.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian charges a $10 fee for outgoing wires.

Redemption At The Option Of The Fund
------------------------------------
If the value of the shares in your account falls to less than $2,500, the Company may notify you that, unless your account is increased to $2,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2,500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2,500 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts. IRA and other qualified retirement plan accounts are not subject to the Fund's above-descried redemption rights.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the S&P 500, or some other appropriate index.

According to the law of Maryland under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. Please see the SAI for further information on your rights as a shareholder.

The Board of Directors of the Company has approved Codes of Ethics (the "Codes") for the Company, the Adviser, and the Fund's principal underwriter. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds ("Access Persons"), requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Codes also place significant restrictions on the ability of Access Persons to engage in personal transactions in securities that are or may be purchased and sold by the Fund. The Board is responsible for overseeing the implementation of and compliance with the Codes. A copy of each Code has been filed with the Securities and Exchange Commission ("SEC"). You can review and/or copy the Codes at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You may also find a copy of the Codes on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of the Codes can also be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Prior to _____________, 2001, the Fund was a series of the Declaration Fund ("Declaration"), an unincorporated Pennsylvania business trust operating and registered as an open-end management investment company. On ____________, 2001, the shareholders of the Fund approved a reorganization agreement between Declaration and Avalon Funds, Inc. (the "Company"), whereby the Fund became a series of the Company. The shareholders also approved a number of management agreements relating to the reorganization, including a new investment advisory agreement between the Company and the Adviser.

                              FINANCIAL HIGHLIGHTS
                                 THE WATER FUND

The financial data included in the table below for the Fund's fiscal years ended December 31 of each time period have been audited by Tait, Weller & Baker, independent auditors. The information in the tables below should be read in conjunction with the Fund's latest audited financial statements and notes thereto, which may be obtained without charge by contacting the Company. The information contained below is for the Water Fund when it was a series of Declaration Fund, and relates only to No-Load Class Shares (now Institutional Shares). Class A and Class C shares were not offered prior to December 31, 2000. However, since all share classes of the Fund are invested in the same portfolio of securities, the returns shown below will vary only to the extent that the various share classes have different sales charges and ongoing expenses.

                                                                             For the Period
                                                             Year Ending     October 26, 1999*
                                                             December 31,    December 31,
                                                             2000            1999
                                                             ---------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                        $     9.89      $    10.00

Investment Operations:
   Net investment income                                           0.05            0.02
   Net realized and unrealized gain (loss) on investments          0.06           (0.11)
   Total from investment operations                                0.65           (0.09)

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                     (0.05)          (0.02)
   Total distributions                                            (0.05)          (0.02)

NET ASSET VALUE - END OF PERIOD                              $    10.49      $     9.89

TOTAL RETURN                                                      6.59%          (0.94)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                      $    6,756      $    3,048
   Ratio of expenses to average net assets                        1.75%           1.75%(1)
   Ratio of net investment income to average net assets           0.71%           1.03%(1)
   Portfolio turnover rate                                       35.93%           9.67%

*    (commencement of operations)
(1)  Annualized

                           HOW TO GET MORE INFORMATION

Additional information about the Fund is available in the Fund's latest Annual Report (dated December 31, 2000), Semi-annual Report (dated June 30, 2000) and Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated November 1, 2001 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Fund's Annual Report contains audited financial information concerning the Fund and discussion relating to the factors that affected each Fund's performance during the Fund's last fiscal year.

To receive information without charge concerning the Fund or to request a copy of the SAI or annual or semi-annual reports relating to the Fund, please contact the Fund at:

                               Avalon Funds, Inc.
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204
                                 1-866-375-7008

A copy of your requested document(s) will be sent to you within three days of your request.

Or you may visit our web site on the Internet at www.avalon-funds.com.

Information about the Fund (including the annual report, semi-annual report and SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site
(www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                           Investment Company Act No.
                                    811-8883

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                                 THE WATER FUND

                             Dated November 1, 2001


                               AVALON FUNDS, INC.
                          125 Lincoln Avenue, Suite 100
                         Santa Fe, New Mexico 87501-2052
                                 1-866-375-7008

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Water Fund, dated November 1, 2001. You may obtain a copy of the Prospectus, free of charge, by writing to Avalon Funds, Inc, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-866-375-7008.

                                TABLE OF CONTENTS

Management of the Fund
Investment Policies and Restrictions
Investment Adviser
Directors and Officers
Performance Information
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions
Custodian
Transfer Agent
Administration
Distributor
Legal Counsel
Distribution Plan
Financial Statements

                             MANAGEMENT OF THE FUND

Avalon Funds, Inc. (the "Company"), an open-end management investment company, was incorporated in Maryland on July 16, 1998 under the name Hughes Funds, Inc. The affairs of the Company are managed by a Board of Directors, which approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment Adviser and administrator. All such agreements are subject to limitations imposed by state and/or federal securities laws, and to the extent that any such contract may contradict such statutes, the contract would be unenforceable. The day-to-day operations of the Fund are delegated to the Adviser. On December 1, 2000, the Board of Directors of the Company approved a change in the Company's name to Avalon Funds, Inc., nominated a new slate of directors, approved a new investment advisory agreement with Avalon Trust Company, and approved significant changes to one series of the Company, now called The Water Fund. The Board also approved new service agreements with a number of service providers. On ____________, 2001, the shareholders of the Water Fund formerly a series of the Declaration Fund, an unincorporated Pennsylvania business trust registered and operating as an open-end management investment company, approved the merger of the Water Fund into the Company. The Company's shareholders also approved a new investment advisory agreement with Avalon Trust Company, approved the Company's Plan of Distribution Pursuant to Rule 12b-1 and ratified the appointment of a new independent auditor for the Fund.

The Company's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The Board of Directors has the power to designate one or more series ("funds") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the Company has registered the following funds:

The Education Fund
The Water Fund (the "Fund" throughout this SAI)

This SAI relates only to shares of the Water Fund.

The Company is also authorized to designate classes of shares within each series. The Company has designated four classes of shares; (1) a No-Load Class that sold to the public without any front or back-end sales loads or charges;
(2) Class A shares which are sold to the public with a front-end  sales  charge;
(3) Class B shares which are sold to the public with a contingent deferred sales charge ("CDSC") which declines to zero over a period of years; and (4) Class C shares which are sold with a 1% CDSC which terminates after thirteen months and an ongoing additional service and distribution fee. Shareholders of each share class are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable. Matters of general interest to the shareholders are voted upon by all shareholders; matters applicable to a class of shareholders are voted upon only by the holders of that share class. This SAI relates Class A, Class C and No-Load (Institutional) shares of The Water Fund.

INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the prospectus. This Section provides additional information concerning the Fund's investments and its investment restrictions.

The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

COMMON STOCKS. The Fund will ordinarily invest at least 85% of its total assets in common stock or securities convertible into common stock of "Water Companies", as that term is defined in the Fund's prospectus. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

FOREIGN SECURITIES. The Fund may invest up to 40% of its assets in common stock of foreign "Water Companies" which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

PREFERRED STOCK. The Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 10% of its assets in REITS.

OPTIONS ON EQUITIES. Although the Fund will not normally do so, the Fund may occasionally invest in options contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index.

The Fund may write (i.e. sell) covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or properly regulated over-the-counter market. The Fund may also enter into such transactions on Indexes. Options contracts can include long-term options with durations of up to three years.

The Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed five percent (5%) of the Fund's total net assets. When writing covered call options, to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

RISK FACTORS. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Fund will be unable to close out a position.

DEBT SECURITIES. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

MONEY MARKET FUNDS. The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

CASH RESERVES. The Fund may hold up to 100% of its net assets in cash to maintain liquidity and for temporary defensive purposes.

The Fund may take a temporary defensive position when, in the Adviser's opinion, market conditions are such that investing according to the Fund's normal investment objectives would place the Fund in imminent risk of loss. In such an event, the Adviser could temporarily convert some or all of the Fund's investments to cash. Such actions are subject to the supervision of the Board of Directors. You should be aware that any time the Fund is assuming a temporary defensive position, the Fund will not be invested according to its investment objectives, and its performance will vary, perhaps significantly, from its norm.

RESTRICTED AND ILLIQUID SECURITIES.
The Fund will not invest more than 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS.
The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

PORTFOLIO TURNOVER.
For the Fund's fiscal years ending December 31, 1999 and 2000, the Fund had portfolio turnover rates of 9.67% and 35.93%, respectively. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund.

The complete list of the Fund's investment restrictions is as follows:

The Fund will not:

1. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

2. Invest less than 85% of its assets (valued at time of investment) in securities of: (a) publicly traded water utility and/or utility management companies; (b) companies that derive a significant portion of their annual revenues (at least 51%) from the production of equipment and supplies used for water transport, cleansing, recycling, treatment and supply (such as filter producers, specialized trucking firms, recycling plant and equipment producers, etc.); (c) companies that produce and/or supply bottled drinking water; and (d) companies that derive a significant portion of their annual revenues (at least 51%) from oceanic and other marine activities whose principal purpose is the preservation and enhancement of ocean quality and purity ( "Water Companies"), except for temporary defensive purposes, as that term has been defined above;

3. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

4. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

5. Make margin purchases or short sales of securities;

6. Invest in companies for the purpose of management or the exercise of control;

7. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities);

8. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Adviser;

9. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

10. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate;

11. Purchase warrants on securities;

12. Issue senior securities; or

13. Invest in commodities, or invest in futures or options on commodities.

Restrictions 1 through 13 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 25% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);
b. Invest more than 15% of its net assets in securities that are not readily marketable;
c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization.
d. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost; or
e. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts.

INVESTMENT ADVISER

Information  on  the  Fund's  Investment  Adviser,  Avalon  Trust  Company  (the
"Adviser"), is set forth in the prospectus. This Section contains additional information concerning the Adviser.

Investment Advisory Agreement.
-----------------------------
The Company has entered into an Investment Advisory Agreement with the Adviser. Under the terms of the Advisory Agreement, the Adviser, manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Adviser furnishes an investment program for the Fund, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of the Fund. At all times the Adviser's actions on behalf of the Fund are subject to the overall supervision and review of the Board of Directors of the Company. Prior to _________, 2001, the Adviser provided investment advisory services to the Fund under a written agreement between the Adviser and the Declaration Fund. The Fund's shareholders approved the engagement of Adviser as part of an overall merger agreement whereby the Fund became a series of the Company at a special meeting held on _________, 2001.

The Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved at least annually:

(a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and
(b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). For the Fund's fiscal years ending December 31, 1999 and 2000, the Fund paid investment advisory fees of $4,977 and $46,140, respectively, to the Adviser.

Operating Services Agreement.
-----------------------------
The Company has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to the Fund including, but not limited to;

1.   accounting                                   6.   custodial
2.   administrative                               7.   fund share distribution
3.   legal (except litigation)                    8.   shareholder reporting
4.   dividend disbursing and transfer agent       9.   sub-accounting, and
5.   registrar                                    10.  record keeping services

For its services to the Fund under this Agreement, the Fund pays to the Adviser on the last day of each month, a fee equal to 1.00% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund.

Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Fund. The Adviser is responsible for compensating such parties.

The effect of the Investment Advisory Agreement and the Operating Services Agreement is to place a "cap" on the Fund's normal operating expenses at 1.50%. The only other expenses incurred by the Fund are distribution (12b-1)fees, brokerage fees, taxes, if any, legal fees relating to Fund litigation, and other extraordinary expenses.

The Board of Directors of the Company has approved Codes of Ethics (the "Codes") for the Company, the Adviser, and the Fund's principal underwriter. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds ("Access Persons"), requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Codes also place significant restrictions on the ability of Access Persons to engage in personal transactions in securities that are or may be purchased and sold by the Fund. The Board is responsible for overseeing the implementation of and compliance with the Codes. A copy of each Code has been filed with the Securities and Exchange Commission ("SEC"). You can review and/or copy the Codes at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You may also find a copy of the Codes on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of the Codes can also be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

DIRECTORS AND OFFICERS

The Board Of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below.

--------------------------------------------------------------------------------------------------------------
Name, Date of Birth,              Position(s) with Fund                   Principal Occupation for
       Address                       and/or Company                         the Last Five Years
--------------------------------------------------------------------------------------------------------------
Roger Decort*  (07/23/39)         President of Company,        Self-employed financial adviser since 1987,
6520 East Bar Z Lane              Chairman of Board of         serving high net worth individuals.  Chief
Paradise Valley, AZ  85253        Directors, Director          Executive Officer of Avalon Trust Company since
                                                               1998.  In 1999, founded and currently serves as
                                                               Chief Executive Officer of Vancadia Capital
                                                               Corporation, Vancouver, British Columbia, a
                                                               Canadian Merchant Bank.  Ph.D., International
                                                               Finance, Somerset University, England (1983);
                                                               M.A., American Graduate School of International
                                                               Management, Glendale, AZ (1971); B.A., Thiel
                                                               College, Greenville, PA  (1961).  Retired
                                                               Commander, US Naval Reserves (1961-1989).
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
Robert J. Nurock  (05/25/37)      Director                     Retired since 1999.  From 1982 - 1999 served as
400 Wall Street, # 607                                         President, Market Strategist for Investor's
Seattle, WA  98121                                             Analysis, Inc., Santa Fe New Mexico, an
                                                               investment consultant and advisory company
                                                               offering investment services to institutions
                                                               and individuals.  Certified Market Technician,
                                                               Market Technicians Association.  Listed in
                                                               Who's Who in America and Who's Who in Finance
                                                               and Industry.  Frequent speaker and guest
                                                               commentator, both in print and on television.
                                                               Has over 26 years experience in the investment
                                                               industry.
--------------------------------------------------------------------------------------------------------------
Earl H. Douple, Jr.  (09/27/49)   Director                     1985- Present;  Treasurer and Business Manager
P.O. Box 24                                                    of Canopy, Inc., The Plains, VA, a financial
The Plains, VA  20198                                          consulting firm. Formerly Managing Partner,
                                                               Smothers & Douple Law Firm, Washington, DC. MBA
                                                               in Finance, The Colgate Darden Graduate School
                                                               of Business Administration, University of
                                                               Virginia (1985); LLM in Administrative Law,
                                                               Georgetown University, Washington, DC (1976);
                                                               Juris Doctorate, Dickinson School of Law,
                                                               Carlisle, PA (1974); AB in Economics, Dickinson
                                                               College, Carlisle, PA (1971)
--------------------------------------------------------------------------------------------------------------

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The table below sets forth the compensation anticipated to be paid by the Corporation to each of the directors of the Corporation during the fiscal year ending November 30, 2001.

Name of Director      Compensation    Pension     Annual      Total Compensation
                      from Corp       Benefits    Benefits    Paid to Director
--------------------------------------------------------------------------------
Roger Decort          $0.00           $0.00       $0.00       $0.00
Robert J. Nurock      $2,450.00       $0.00       $0.00       $2,450.00
Earl H. Douple        $2,450.00       $0.00       $0.00       $2,450.00

As of April 30, 2001, the following persons owned more than 5% of the Fund's outstanding shares.

Name & Address                      Percentage of Fund
Of Shareholder                      Total Net Assets
------------------------------------------------------
Turtle & Co. FBO                    97.50%
Client Accounts

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)^[n] = ERV

Where:    P = a hypothetical initial investment of $1000]
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)^6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

TAX INFORMATION

The Fund intends to qualify as a regulated investment company under SubChapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Fund expects that its annual portfolio turnover rate will not exceed 75% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

CUSTODIAN

UMB Bank, 928 Grand Blvd., 10th Floor, Kansas City, Missouri 64106, acts as custodian for the Fund. As such, UMB Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. UMB does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. All fees charged by UMB are paid by the Adviser. Prior to _________, 2001, the Fund's Custodian was First Union Bank, N.A., Philadelphia, PA. For the Fund's fiscal years ending December 31, 1999 and 2000, all Custodian fees were paid by the Adviser pursuant to the Adviser's obligations under the Operating Services Agreement.

TRANSFER AGENT

The Adviser, with the Company's consent, has entered into a Mutual Fund Services Agreement with Unified Fund Services, Inc. ("Unified") to provide Transfer Agent and essentially all administrative services for the Fund. Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Adviser. Under the agreement, Unified is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, The Adviser pays Unified an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

ADMINISTRATION

Unified also acts as Administrator to the Fund pursuant to a written agreement with the Company and Adviser. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment Adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Adviser pays Unified an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

                              PRINCIPAL UNDERWRITER

The Adviser has also entered into a Distribution Agreement with the Fund and Unified Financial Securities, Inc. ("UFS") wherein UFS will act as principal underwriter for the Fund's shares. UFS, 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as principal underwriter for the Company. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. UFS is an affiliated company of the Fund's Transfer Agent, Unified Fund Services, Inc. UFS is compensated by the Adviser for its services to the Company under a written agreement for such services.

                             INDEPENDENT ACCOUNTANTS

At a special meeting of the Fund's shareholders held on ________, 2001, the shareholders approved the appointment of McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio, 44145 to serve as the Company's independent auditors for its fiscal year ending November 30, 2001. Prior to such approval the Sanville & Company, 1514 Old York Road, Abington, PA 19001, served as independent auditors for the Fund.

                                  LEGAL COUNSEL

David Jones & Assoc., P.C., 4747 Research Forest Drive, Suite 180, # 303, The Woodlands, TX 77381, has passed on certain matters relating to this Registration Statement and acts as counsel to the Company.

                                DISTRIBUTION PLAN

As noted in the Fund's Prospectus, the Fund has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), by class of shares, for the Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Fund in order to compensate the Adviser, principal underwriter or others for expenses relating to the promotion and sale of shares of the Fund.

Under the Class A Plan, the Class A shares of the Fund compensate the Adviser, principal underwriter and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Fund's average daily net assets attributable to Class A shares.

Under the Class C Plan, Class C shares of the Fund compensate the Adviser, principal underwriter and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of the Fund's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Adviser, principal underwriter and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. 12b-1 fees payable on Class C shares will be paid to the Adviser for the first thirteen months after the shares are purchased.

The Plans also provide that to the extent that the Fund, the Adviser, or other parties on behalf of the Fund, or the Adviser make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plan. In no event shall the payments made under the Plan, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc., Article III,
Section 26(d)(4).

The Board of Directors has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have moneys available for the direct distribution activities of the Adviser in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Directors, including the non-interested Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.

The Plans have been approved by the Funds' Board of Directors, including all of the Directors who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be done by the non-interested Directors. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Directors on not more than 60 days' written notice, 2) by the Adviser on not more than 60 days' written notice, 3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the

Advisory Agreement with the Adviser. The Adviser or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreements may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Adviser is required to report in writing to the Board of Directors of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

                              FINANCIAL STATEMENTS

The financial statements of the Fund are incorporated herein by reference to the Fund's audited annual financial reports, dated December 31, 2000. You may obtain a copy of the annual report, free of charge, by calling the Fund, toll free, at 1-866-375-7008, or by writing to the Fund at 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico, 87501-2052. A copy of the report will be sent to you within three days of receipt of your request.

                                     PART C
                                OTHER INFORMATION

ITEM 23  EXHIBITS

A.   Articles of Incorporation of Registrant-

     (1)  Declaration   of  Trust  of   Declaration   Fund  (the   "Trust")  are
          incorporated by reference to post-effective amendment # 27 to the Trust's registration statement, previously filed on February 29, 1996.

     (2) Amended and Restated Articles of Incorporation of Avalon Funds, Inc. (the "Company") are incorporated herein by reference to post-effective amendment # 4 to the Company's registration statement, previously filed on January 10, 2001.

B.   Bylaws of Registrant-

     (1)  By-Laws  of  Declaration   Fund  (the  "Trust")  are  incorporated  by
          reference to post-effective amendment # 27 to the Trust's registration statement, previously filed on February 29, 1996.

     (2) Amended and Restated By-Laws of Avalon Funds, Inc. (the "Company") are incorporated herein by reference to post-effective amendment # 4 to the Company's registration statement, previously filed on January 10, 2001.

C.   Not Applicable- See the Company's Articles of Incorporation.

D.   Investment Advisory Agreements

     (1) Investment Advisory Agreement between the Trust and Innovative Financial Partners is incorporated by reference to post-effective amendment # 34 to the Trust's registration statement, previously filed on March 2, 1999.

     (2) Investment Advisory Agreement between the Trust and Avalon Trust Company. is incorporated by reference to post-effective amendment # 35 to the Trust's registration statement, previously filed on May 2, 2000.

     (3) Investment Advisory Agreement between the Company and Avalon Trust Company is attached hereto as Exhibit 23D(3).

E.   Distribution Agreements

     (1) Distribution Agreement between the Trust and Declaration Distributors, Inc. is incorporated by reference to post-effective amendment # 34 to the Trust's registration statement, previously filed on March 2, 1999.

     (2) Distribution Agreement between the Trust, Declaration Distributors, Inc. and Avalon Trust Company is incorporated by reference to post-effective amendment # 35 to the Trust's registration statement, previously filed on May 2, 2000.

     (3) Distribution Agreement between the Company, Avalon Trust Company and Unified Financial Securities, Inc. is attached hereto as Exhibit 23E(3).

F.   None [Not Applicable]

G.   Custodian Agreements

     (1) Custodian Agreement between the Trust and First Union National Bank-is incorporated by reference to post-effective amendment # 15 to the Trust's registration statement, previously filed on March 1, 1990.

     (2) Custodian Agreement between the Company, Avalon Trust Company and UMB Bank, N.A. is attached hereto as Exhibit 23G(2).

H.   Other Material Contracts

     (1) Operating Services Agreement between the Trust and Innovative Financial Partners is incorporated by reference to post-effective amendment #34 to the Trust's registration statement, previously filed on March 2, 1999.

     (2) Investment Company Services Agreement between the Trust, Innovative Financial Partners and Declaration Service Company is incorporated by reference to post-effective amendment #34 to the Trust's registration statement, previously filed on March 2, 1999.

     (3) Operating Services Agreement between the Trust and Avalon Trust Company is incorporated by reference to post-effective amendment #35to the Trust's registration statement, previously filed on May 3, 2000.

     (4) Investment Company Services Agreement between the Trust, Avalon Trust Company and Declaration Service Company is incorporated by reference to post-effective amendment #35 to the Trust's registration statement, previously filed on May 2, 2000.

     (5) Mutual Fund Services Agreement between the Company, Avalon Trust Company and Unified Financial Services, Inc. is attached herein as
          Exhibit 23H(5).

I.   Opinion of Counsel- Attached herein as Exhibit 23(I).

J. Consent of Independent Public Accountants- The Opinion and Consent of Sanville & Company is incorporated by reference to the Fund's audited annual report, dated December 31, 2000.

K.   Not Applicable

L.   Not Applicable

M Plans of Distribution- incorporated herein by reference to definitive proxy for the Water Fund, a series of Declaration Fund, dated __________, 2001.

N.   Not Applicable

O.   Not Applicable

P.   Code of Ethics of Registrant and Avalon Trust Company is attached hereto as
     Exhibit 23P

ITEM 24   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          No person is directly or indirectly controlled by, or under common control with the Registrant.

ITEM 25   INDEMNIFICATION.

          Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 26   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          The Adviser, Avalon Trust Company, is a state chartered trust company organized and regulated under the laws of the state of New Mexico. In addition to serving as investment adviser to the Fund, the Adviser offers a full range of trust and investment management services to individuals, families, companies and institutions.

ITEM 27   PRINCIPAL UNDERWRITERS.

          Unified Financial Securities, Inc.
          431 North Pennsylvania Street
          Indianapolis, Indiana  46204

ITEM 28   LOCATION OF ACCOUNTS AND RECORDS.

          Unified Fund Services, Inc.
          431 North Pennsylvania Street
          Indianapolis, Indiana  46204

          Avalon Trust Company
          125 Lincoln Avenue, Suite 100
          Santa Fe, New Mexico  87501-2052

ITEM 29   MANAGEMENT SERVICES.

          Unified Fund Services, Inc.
          431 North Pennsylvania Street
          Indianapolis, Indiana  46204

ITEM 30   UNDERTAKINGS.

          None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment # 5 to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this post-effective amendment # 5 to its Registration Statement on Form N1-A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on the 26th day of September, 2001.

               ATC FUNDS, INC.
               ---------------
               (Formerly Avalon Funds, Inc.)
               (Registrant)

               /s/  Roger Decort
               -----------------
               By:  ROGER DECORT
               Its:  President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                           Title                          Date
--------------------------------------------------------------------------------

/s/  Roger Decort              President, Director, Chairman  September 26, 2001
----------------------------
ROGER DECORT

/s/  Clark H. Woolley          Treasurer                      September 26, 2001
----------------------------
CLARK H. WOOLLEY

/s/  Julia P. Harvold, Esq.    Secretary                      September 26, 2001
----------------------------
JULIA P. HARVOLD, ESQ.

/s/  Earl H. Douple, Jr.       Director                       September 26, 2001
----------------------------
EARL H. DOUPLE, JR.

/s/  Robert J. Nurock          Director                       September 26, 2001
----------------------------
ROBERT J. NUROCK